SHARE OPTIONS, RESTRICED STOCK UNITS AND WARRANTS - Share-based compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 3,759	$ 3,892	$ 6,096
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	1,958	3,332
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 1,801	$ 560